Income Taxes (Details) (USD $)	Apr. 30, 2014	Apr. 30, 2013
Deferred Tax Assets
Net Operating Loss	$ 68,631	$ 41,294
Book to tax basis difference on depreciable assets	480,016
Total Deferred Tax Asset	548,647	41,294
Valuation allowance	(548,647)	(41,294)
Net Deferred Tax Asset